OLD MUTUAL FUNDS II

Supplement Dated December 7, 2007

This Supplement updates certain information contained in the currently effective Class Z, Institutional Class, and Class R Shares Prospectus of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

All references to Advisor Class shares contained in the Prospectus are hereby deleted.

The Board of Trustees of the Trust has approved the closing and liquidation of Class R shares of the Funds. Class R shares are no longer available for purchase and will be liquidated on or before December 31, 2007 (the “Liquidation Date”). On the Liquidation Date, the Trust will liquidate the Class R assets of the Funds and distribute the proceeds ratably among the Class R shareholders of the Funds. Following the Liquidation Date, all references to Class R shares in the Prospectus are hereby removed.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting Old Mutual at 888-772-2888.

________________________________________________________________

Distributed by Old Mutual Investment Partners

R-07-196 12/2007

OLD MUTUAL FUNDS II

Old Mutual TS&W Mid-Cap Value Fund

Supplement Dated December 7, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class R, Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”), dated November 19, 2007. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The Board of Trustees of the Trust has approved the closing and liquidation of Class R shares of the Funds. Class R shares are no longer available for purchase and will be liquidated on or before December 31, 2007 (the “Liquidation Date”). On the Liquidation Date, the Trust will liquidate the Class R assets of the Funds and distribute the proceeds ratably among the Class R shareholders of the Funds. Following the Liquidation Date, all references to Class R shares in the Prospectus are hereby removed.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting Old Mutual at 888-772-2888.

________________________________________________________________

Distributed by Old Mutual Investment Partners

R-07-205 12/2007

OLD MUTUAL FUNDS II

Supplement Dated December 7, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, Institutional Class, and Class R Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

All references to Advisor Class shares contained in the SAI are hereby deleted.

The Board of Trustees of the Trust has approved the closing and liquidation of Class R shares of the Funds. Class R shares are no longer available for purchase and will be liquidated on or before December 31, 2007 (the “Liquidation Date”). On the Liquidation Date, the Trust will liquidate the Class R assets of the Funds and distribute the proceeds ratably among the Class R shareholders of the Funds. Following the Liquidation Date, all references to Class R shares in the SAI are hereby deleted.

Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting Old Mutual at 888-772-2888.

________________________________________________________________

Distributed by Old Mutual Investment Partners

R-07-197 12/2007